                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                            MONEY MARKET PORTFOLIO
                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                           MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                     INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO
                           LATIN AMERICAN PORTFOLIO
                              BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the ninth paragraph under "PORTFOLIO MANAGERS" on page 37 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts. Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                     -------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                       TO PROSPECTUS DATED MAY 12, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                                VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS" on page 22 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                   -----------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                       TO PROSPECTUS DATED MAY 19, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 7, 1999

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the third paragraph under "PORTFOLIO MANAGERS" on page 23 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                   -----------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                    TO PROSPECTUS DATED SEPTEMBER 10, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 7, 1999

                             HIGH YIELD PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                     -------------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS" on page 22 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                   ----------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                     TO PROSPECTUS DATED NOVEMBER 3, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 7, 1999

                            FIXED INCOME PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798
                     -------------------------------------
     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the fifth paragraph under "PORTFOLIO MANAGERS" on page 26 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                   -----------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                          GLG286

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                            EQUITY GROWTH PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                      -----------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS" on page 22 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                     -------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                          #40277

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                            FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                       ---------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS" on page 24 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                     -------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                          U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                       ---------------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the first paragraph under "PORTFOLIO MANAGERS" on page 23 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                     -------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 7, 1999

                            FIXED INCOME PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                         -----------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS" on page 21 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
                     -------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                             HIGH YIELD PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                          --------------------------

     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the second paragraph under "PORTFOLIO MANAGERS" on page 24 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                     -------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 27, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH JANUARY 7, 1999

                            FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

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     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the third paragraph under "PORTFOLIO MANAGERS" on page 23 is hereby deleted and replaced with the following:

          U.S. REAL ESTATE PORTFOLIO -- Theodore R. Bigman and Douglas A. Funke. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of MSDW Investment Management and Morgan Stanley. He has primary responsibility for managing MSDW Investment Management's global real estate securities business. Prior to joining MSDW Investment Management, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of MSDW Investment Management and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining MSDW Investment Management, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts.
     Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.
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